Leases - Disclosure of Lease Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Depreciation and amortization
Depreciation expense of right of use assets	$ 65,883	$ 68,475	$ 75,941
Other operating and administrative expenses
Short-term leases	9,713	6,681	12,310
Leases of low-value assets	351	369	425
Variable lease payments not include in the measurement of lease liabilities	851	3,225	2,895
Total operating and administrative expenses	10,915	10,275	15,630
Finance cost
Interest expense on lease liability	16,972	16,366	12,173
Unwinding of discount and changes in the discount rate	1,154	(2,501)	1,106
Total finance costs	18,126	13,865	13,279
Total lease costs	$ 94,924	$ 92,615	$ 104,850